LONG TERM NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
LONG TERM NOTE PAYABLE [Abstract]
LONG TERM NOTE PAYABLE

NOTE 8 - LONG TERM NOTE PAYABLE

In December 2011, the Company, in exchange for cash, issued a $500,000,  secured three-year note payable,  convertible at a $1 per share and bearing  interest at

10% per annum, with interest payable  quarterly.  The note is secured by oil and gas leases held by South  Uintah in the  Natural  Buttes  area.  In June 2012 an interest  payment of $12,500 was made in cash.  At March 31, 2012,  the note had accrued  interest  of $0.  During the three  months  ended March 31,  2013,  the

Company  paid  accrued  interest  through the  issuance of 50,000  shares of its restricted  common stock valued at $0.50 per share.  At March 31, 2013, the note was still outstanding.

NOTE 8 - LONG TERM NOTE PAYABLE

In December 2011, the Company, in exchange for cash, issued a $500,000,  secured three-year note payable,  convertible at a $1 per share and bearing  interest at

10% per annum, with interest payable  quarterly.  The note is secured by oil and gas leases held by South  Uintah in the  Natural  Buttes  area.  In June 2012 an interest payment of $12,500 was made in cash. At December 31, 2012 and 2011, the note had accrued interest of $2,049 and $14,554,  respectively.  At December 31,

2012, the note was still outstanding.